Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	LoCorr Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001506768
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFMAX
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFMCX
LoCorr Managed Futures Strategy Fund (Prospectus Summary) | LoCorr Managed Futures Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LFMIX
LoCorr Long/Short Commodities Strategy Fund (Prospectus Summary) | LoCorr Long/Short Commodities Strategy Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCSAX
LoCorr Long/Short Commodities Strategy Fund (Prospectus Summary) | LoCorr Long/Short Commodities Strategy Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCSCX
LoCorr Long/Short Commodities Strategy Fund (Prospectus Summary) | LoCorr Long/Short Commodities Strategy Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCSIX